BALANCE SHEET DETAILS (Details) (USD $)	3 Months Ended	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2013	Dec. 31, 2012
Inventories:
Raw materials	$ 3,833,000	$ 3,225,000	$ 3,833,000
Work in process	2,574,000	1,344,000	2,574,000
Finished goods	19,621,000	18,786,000	19,621,000
Total Inventory	26,028,000	23,355,000	26,028,000
Finished goods at customer sites	14,400,000	14,700,000	14,400,000
Prepaids and other current assets
Prepaid-Tax	8,517,000	4,894,000	8,517,000
Advance to Suppliers	3,064,000	223,000	3,064,000
Deferred Taxes - Current	3,493,000	3,534,000	3,493,000
Other Receivable	9,890,000	8,579,000	9,890,000
Prepaid others	2,190,000	4,322,000	2,190,000
Total Prepaids and other current assets	27,154,000	21,552,000	27,154,000
ESA Cultural Investment (Hong Kong) limited
Other receivables
Proceeds from loan payments		5,600,000	4,000,000
Loan receivable	5,600,000		5,600,000
Amount drawn	4,000,000
Percentage of loan receivable on extended maturity date		50.00%
Loan receivable on extended maturity date		$ 2,800,000
Interest rate of debt securities (as a percent)		20.00%